Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan	$ 198.0	$ 189.0	$ 181.0
Plan amendments	$ 527.0
Amortization period of deferred reduction to retirement benefits payable	4 years 6 months
Amortization of benefits modification	$ 80.0
Unamortized gains and losses	10.00%
Increase in benefit obligation	$ 4.3
Decrease due to benefit obligations of new mortality table	3.6
Reduction in net periodic benefit cost	31.0
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	22.0	0.0
Total accumulated benefit obligation	3,011.0	3,285.0
Decrease due to benefit obligations of new mortality table	3.0
Employer contributions	78.0
Healthcare plans
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	(530.0)	0.0
Decrease due to benefit obligations of new mortality table	0.6
Employer contributions	14.0
Other
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	0.0	$ 0.0
Employer contributions	$ 34.0